LORD ABBETT GLOBAL FUND, INC.
EQUITY SERIES
Supplement to the Prospectus dated May 1, 2000
Effective December 15, 2000

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     The  following replaces the third  paragraph  in the  Fund's
Prospectus on page 15, under the heading "Management".


     Effective December 15, 2000, the Fund terminated its Sub-Investment Management Agreement with Fuji-Lord Abbett International, Ltd. Lord, Abbett & Co., the Fund's investment adviser, will manage the Equity Series of Lord Abbett Global Fund, Inc.